Vessels, Net, Acquisitions and Sales (Details) $ in Thousands							12 Months Ended
	Nov. 19, 2018 USD ($)	Oct. 11, 2018 USD ($)	Sep. 20, 2018 USD ($) Agreement Vessel	Aug. 31, 2018 USD ($) Vessel	May 31, 2017 t	Mar. 28, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Vessels, Net [Abstract]
Number of agreements for the sale of vessels | Agreement			2
Number of vessels for sale | Vessel			2
Impairment loss							$ 7,267	$ 0	$ 0
Capitalized expenditures							$ 89	$ 465
Capesize Vessel [Member]
Vessels, Net [Abstract]
Number of vessels to be acquired | Vessel				1
Gross purchase price of vessel				$ 28,700
Partnership [Member]
Vessels, Net [Abstract]
Gross purchase price of vessel						$ 32,650
Dead weight tonnage | t					179,213
Gladiatorship [Member]
Vessels, Net [Abstract]
Gross purchase price of vessel			$ 10,960
Proceeds from sale of vessel		$ 9,505
Guardianship [Member]
Vessels, Net [Abstract]
Gross purchase price of vessel			$ 11,700
Proceeds from sale of vessel	$ 10,332